Segment information	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
4. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization and interest income from advances to joint ventures and the demand note due from Höegh LNG are included in “Other.”

For the three months ended March 31, 2015, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung. For the three months ended March 31, 2014, Majority held FSRUs includes a newbuilding, the PGN FSRU Lampung, and construction contract revenues and expenses of the Mooring under construction. The Mooring was constructed on behalf of, and was sold to, PGN using the percentage of completion method of accounting. The Mooring project was completed as of December 31, 2014.

As of March 31, 2015 and 2014, Joint venture FSRUs include two 50% owned FSRUs, the GDF Suez Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer, GDF Suez Global LNG Supply SA.

The accounting policies applied to the segments are the same as those applied in the consolidated and combined carve-out financial statements, except that Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated and combined carve-out financial statements. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the three months ended March 31, 2015 and 2014.

	Three months ended March 31, 2015
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$11,535	10,169	—	21,704	(10,169)	$11,535
Construction contract revenues	—	—	—	—	—	—
Total revenues	11,535	10,169	—	21,704		11,535
Operating expenses	(2,795)	(2,135)	(1,564)	(6,494)	2,135	(4,359)
Construction contract expenses	—	—	—	—	—	—
Equity in earnings of joint ventures	—	—	—	—	(2,122)	(2,122)
Segment EBITDA	8,740	8,034	(1,564)	15,210
Depreciation and amortization	(8)	(2,177)	—	(2,185)	2,177	(8)
Operating income (loss)	8,732	5,857	(1,564)	13,025		5,046
Gain (loss) on derivative instruments	121	(3,932)	—	(3,811)	3,932	121
Other financial income (expense), net	(4,701)	(4,047)	2,129	(6,619)	4,047	(2,572)
Income (loss) before tax	4,152	(2,122)	565	2,595	—	2,595
Income tax expense	(177)	—	—	(177)	—	(177)
Net income (loss)	$3,975	(2,122)	565	2,418	—	$2,418

	As of March 31, 2015
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,417	—	279,417	(279,417)	—
Net investment in direct financing lease	294,962	—	—	294,962	—	294,962
Advances to joint ventures	—	—	17,586	17,586	—	17,586
Total assets	378,216	300,701	184,754	863,670	(300,701)	562,970
Accumulated losses of joint ventures	—	—	50	50	(61,802)	(61,752)
Expenditures for newbuildings, vessels & equipment	455	4,091	—	4,546	(4,091)	455
Expenditures for drydocking	—	221	—	221	(221)	—
Principal repayment direct financing lease	$680	—	—	680	—	$680

	Three months ended March 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$—	10,249	—	10,249	(10,249)	$—
Construction contract revenues	29,127	—	—	29,127	—	29,127
Total revenues	29,127	10,249	—	39,376		29,127
Operating expenses	(1,331)	(2,145)	(2,817)	(6,293)	2,145	(4,148)
Construction contract expenses	(24,661)	—	—	(24,661)	—	(24,661)
Equity in earnings of joint ventures	—	—	—	—	(1,671)	(1,671)
Segment EBITDA	3,135	8,104	(2,817)	8,422
Depreciation and amortization	(8)	(2,285)	—	(2,293)	2,285	(8)
Operating income (loss)	3,127	5,819	(2,817)	6,129		(1,361)
Gain (loss) on derivative instruments	—	(3,154)	—	(3,154)	3,154	—
Other financial income (expense), net	(461)	(4,336)	466	(4,331)	4,336	5
Income (loss) before tax	2,666	(1,671)	(2,351)	(1,356)	—	(1,356)
Income tax expense	(408)	—	—	(408)	—	(408)
Net income (loss)	$2,258	(1,671)	(2,351)	(1,764)	—	$(1,764)

	As of December 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,670	—	279,670	(279,670)	—
Net investment in direct financing lease	295,188	—	—	295,188	—	295,188
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	377,626	300,327	190,589	868,542	(300,327)	568,215
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,173	2,358	—	174,531	(2,358)	172,173
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,311	—	—	1,311	—	$1,311